PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
PROPERTY, PLANT AND EQUIPMENT

10. PROPERTY, PLANT AND EQUIPMENT

Details of the Group’s property, plant and equipment are as follows:

$	IT equipment	Total
Cost
At 1 April 2024	10,467	10,467
Additions	1,208	1,208
Disposals	(1,290)	(1,290)
Foreign exchange	115	115
At March 31, 2025	10,500	10,500

Depreciation
At 1 April 2024	7,117	7,117
Charge in year	2,563	2,563
Write Off Disposals	(1,290)	(1,290)
Foreign exchange	75	75
At March 31, 2025	8,465	8,465
Net Book Value as at March 31, 2025	2,035	2,035

$	IT equipment	Total
Cost
At April 1, 2023	15,315	15,315
Additions	-	-
Disposals	(5,037)	(5,037
Foreign exchange	189	189
At March 31, 2024	10,467	10,467

Depreciation
At April 1, 2023	8,099	8,099
Charge in year	3,866	3,866
Write Off Disposals	(5,037)	(5,037)
Foreign exchange	189	189
At March 31, 2024	7,117	7,117
Net Book Value as at March 31, 2024	3,350	3,350

The Group’s property, plant and equipment is located in the following operating segments:

Group	Net Book Value March 31 2025
	$
UK		647
US		1,388
Total		2,035

Group	Net Book Value March 31 2024
	$
UK		1,859
US		1,491
Total		3,350